Distribution of Income from Operations by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	$ 20,879	$ 1,133	$ 49,251	$ 32,610
Restructuring and other non- recurring items		(4,815)	(5,636)	(9,817)
Income from operations	20,879	(3,682)	43,615	22,793
Ireland
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	(435)	(17,389)	(4,961)	(19,186)
Restructuring and other non- recurring items		(1,479)	(2,075)	(1,564)
Income from operations	(435)	(18,868)	(7,036)	(20,750)
Rest Of Europe
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	5,261	7,535	22,229	24,376
Restructuring and other non- recurring items		(1,197)	(546)	(3,000)
Income from operations	5,261	6,338	21,683	21,376
U.S.
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	13,956	8,730	24,875	21,621
Restructuring and other non- recurring items		(2,139)	(2,650)	(5,253)
Income from operations	13,956	6,591	22,225	16,368
Rest of World
Segment Reporting Information [Line Items]
Excluding Restructuring and other non- recurring items	2,097	2,257	7,108	5,799
Restructuring and other non- recurring items			(365)
Income from operations	$ 2,097	$ 2,257	$ 6,743	$ 5,799